Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Pyrford International Stock Fund - Class A | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Pyrford International Stock Fund - Class A | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund - Class A | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Class A | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Class A | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund - Class A | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund - Class A | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class A | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class A | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class A | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Pyrford International Stock Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Pyrford International Stock Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Pyrford International Stock Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Pyrford International Stock Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Pyrford International Stock Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Pyrford International Stock Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Pyrford International Stock Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Pyrford International Stock Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Pyrford International Stock Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional Class | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Pyrford International Stock Fund - Institutional Class | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund - Institutional Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional Class | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund - Institutional Class | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund - Institutional Class | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional Class | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional Class | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Pyrford International Stock Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Pyrford International Stock Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Pyrford International Stock Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Pyrford International Stock Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Pyrford International Stock Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Pyrford International Stock Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Pyrford International Stock Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Pyrford International Stock Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Pyrford International Stock Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional 2 Class | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Pyrford International Stock Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Pyrford International Stock Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Pyrford International Stock Fund - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional 2 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund - Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Pyrford International Stock Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional 3 Class | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Pyrford International Stock Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Pyrford International Stock Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Pyrford International Stock Fund - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Institutional 3 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund - Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Pyrford International Stock Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Class R | Japan Tobacco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Pyrford International Stock Fund - Class R | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Pyrford International Stock Fund - Class R | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Class R | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Pyrford International Stock Fund - Class R | Novartis AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Pyrford International Stock Fund - Class R | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Pyrford International Stock Fund - Class R | Brambles Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class R | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class R | Mitsubishi Electric Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class R | KDDI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Columbia Pyrford International Stock Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Columbia Pyrford International Stock Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Pyrford International Stock Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Pyrford International Stock Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Pyrford International Stock Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Pyrford International Stock Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Pyrford International Stock Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Pyrford International Stock Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Pyrford International Stock Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Pyrford International Stock Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Pyrford International Stock Fund - Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Pyrford International Stock Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Pyrford International Stock Fund - Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Pyrford International Stock Fund - Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Pyrford International Stock Fund - Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Pyrford International Stock Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Pyrford International Stock Fund - Class R | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%